UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-21201
                                                     ---------

                       UBS Technology Partners Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)


                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                   James Dwyer
                        c/o UBS Financial Services, Inc.
                           51W 52nd Street, 23rd Floor
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)


        registrant's telephone number, including area code: 212-882-5819
                                                            ------------

                      Date of fiscal year end: December 31
                                               -----------

                     Date of reporting period: June 30, 2007
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

                         UBS TECHNOLOGY PARTNERS, L.L.C.
                              FINANCIAL STATEMENTS
                                   (UNAUDITED)



                               SEMI ANNUAL REPORT
                  PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007


                                    CONTENTS



Statement of Assets, Liabilities and Members' Capital.....................     1

Statement of Operations ..................................................     2

Statements of Changes in Members' Capital ................................     3

Statement of Cash Flows ..................................................     4

Notes to Financial Statements ............................................     5

Schedule of Portfolio Investments ........................................    12

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                           STATEMENT OF ASSETS, LIABILITIES AND MEMBERS' CAPITAL
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------

ASSETS

Investments in Investment Funds, at value (cost $155,950,000)       $303,092,774
Cash and cash equivalents                                                393,029
Receivable from Investment Funds                                      21,025,887
Interest receivable                                                       12,802
--------------------------------------------------------------------------------

TOTAL ASSETS                                                         324,524,492
--------------------------------------------------------------------------------

LIABILITIES

Payables:
   Withdrawals payable                                                17,377,069
   Credit facility payable                                             4,610,000
   Management fee                                                        261,250
   Professional fees                                                      88,581
   Administration fee                                                     75,754
   Other                                                                 122,349
--------------------------------------------------------------------------------

TOTAL LIABILITIES                                                     22,535,003
--------------------------------------------------------------------------------

NET ASSETS                                                          $301,989,489
--------------------------------------------------------------------------------

MEMBERS' CAPITAL

Represented by:
Net capital contributions                                           $154,846,715
Accumulated net unrealized appreciation on investments               147,142,774
--------------------------------------------------------------------------------

MEMBERS' CAPITAL                                                    $301,989,489
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.
                                                                               1

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF OPERATIONS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

--------------------------------------------------------------------------------

INVESTMENT INCOME

Interest                                                            $   202,710
--------------------------------------------------------------------------------

TOTAL INVESTMENT INCOME                                                 202,710
--------------------------------------------------------------------------------

EXPENSES

Management fee                                                        1,481,807
Administration fee                                                      143,732
Professional fees                                                       115,570
Printing fee                                                             55,666
Loan interest                                                             4,236
Other                                                                    63,765
--------------------------------------------------------------------------------

TOTAL EXPENSES                                                        1,864,776
--------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                  (1,662,066)
--------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain from investments                                    9,007,963
Change in net unrealized appreciation/depreciation
  from investments                                                   22,161,744
--------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN FROM INVESTMENTS                    31,169,707
--------------------------------------------------------------------------------

NET INCREASE IN MEMBERS' CAPITAL
        DERIVED FROM OPERATIONS                                     $29,507,641
--------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                       STATEMENTS OF CHANGES IN MEMBERS' CAPITAL
                        PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007 (UNAUDITED)
                                                AND YEAR ENDED DECEMBER 31, 2006
--------------------------------------------------------------------------------


                                                          UBS FUND
                                                       ADVISOR, L.L.C.               MEMBERS                  TOTAL
----------------------------------------------------------------------------------------------------------------------
MEMBERS' CAPITAL AT JANUARY 1, 2006                        $17,549                $255,187,306            $255,204,855

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                         (156)                 (3,211,400)             (3,211,556)
  Net realized gain from investments                           383                   5,722,959               5,723,342
  Change in net unrealized
         appreciation/depreciation from investments          3,200                  45,575,363              45,578,563
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                             3,427                  48,086,922              48,090,349
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                          --                  13,705,738              13,705,738
  Members' withdrawals                                          --                 (35,770,985)            (35,770,985)
  Offering costs                                                (1)                     (8,442)                 (8,443)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL
         FROM CAPITAL TRANSACTIONS                              (1)                (22,073,689)            (22,073,690)
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT DECEMBER 31, 2006                      $20,975                $281,200,539            $281,221,514
----------------------------------------------------------------------------------------------------------------------

INCREASE (DECREASE) FROM OPERATIONS
Pro rata allocation:
  Net investment loss                                          (13)                 (1,662,053)             (1,662,066)
  Net realized gain from investments                           655                   9,007,308               9,007,963
  Change in net unrealized
         appreciation/depreciation from investments          1,638                  22,160,106              22,161,744
  Incentive allocation                                          --                          --                      --
----------------------------------------------------------------------------------------------------------------------
NET INCREASE IN MEMBERS' CAPITAL
         DERIVED FROM OPERATIONS                             2,280                  29,505,361              29,507,641
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL TRANSACTIONS
  Proceeds from Members' subscriptions                          --                   8,982,199               8,982,199
  Members' withdrawals                                        (456)                (17,718,426)            (17,718,882)
  Offering costs                                                --                      (2,983)                 (2,983)
----------------------------------------------------------------------------------------------------------------------
NET DECREASE IN MEMBERS' CAPITAL DERIVED
         FROM CAPITAL TRANSACTIONS                            (456)                 (8,739,210)             (8,739,666)
----------------------------------------------------------------------------------------------------------------------

MEMBERS' CAPITAL AT JUNE 30, 2007                          $22,799                $301,966,690            $301,989,489
----------------------------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                                         STATEMENT OF CASH FLOWS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------


                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007

-------------------------------------------------------------------------------------------------

CASH FLOWS FROM OPERATING ACTIVITIES
Net increase in Members' capital derived from operations                             $ 29,507,641
Adjustments to reconcile net increase in Members' capital derived from operations to net cash provided by operating activities:
Purchases of investments                                                              (25,500,000)
Proceeds from disposition of investments                                               21,007,963
Net realized gain from investments                                                     (9,007,963)
Change in net unrealized appreciation/depreciation from investments                   (22,161,744)
Changes in assets and liabilities:
    (Increase) decrease in assets:
      Receivable from Investments Sold                                                  9,920,951
    (Increase) decrease in assets:
      Interest receivable                                                                  (7,682)
      Other assets                                                                          1,142
    Increase (decrease) in payables:
      Credit facility payable                                                           4,610,000
      Management fee                                                                       14,724
      Professional fees                                                                  (109,477)
      Administration fee                                                                   28,084
      Other                                                                                17,573
-------------------------------------------------------------------------------------------------
NET CASH PROVIDED BY OPERATING ACTIVITIES                                               8,321,212

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' subscriptions                                                    8,982,199
Members' withdrawals                                                                  (19,430,405)
Manager withdrawals                                                                          (456)
Offering costs                                                                             (2,983)
-------------------------------------------------------------------------------------------------
NET CASH USED IN FINANCING ACTIVITIES                                                 (10,451,645)

Net decrease in cash and cash equivalents                                              (2,130,433)
Cash and cash equivalents--beginning of period                                          2,523,462
-------------------------------------------------------------------------------------------------
CASH AND CASH EQUIVALENTS--END OF PERIOD                                             $    393,029
-------------------------------------------------------------------------------------------------

Supplemental  cash flow Disclosures:
Interest Paid                                                                        $      2,507
-------------------------------------------------------------------------------------------------

   The accompanying notes are an integral part of these financial statements.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                   NOTES TO FINANCIAL STATEMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

1.   ORGANIZATION

     UBS Technology Partners, L.L.C. (the "Fund") was initially organized as a limited partnership under the laws of Delaware on December 28, 1998 and was subsequently reorganized as a limited liability company effective October 15, 2002. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company. The Fund's investment objective is to maximize capital appreciation over the long-term. The Fund pursues its investment objective by deploying its assets primarily among a select group of portfolio managers who invest primarily in, or who have particular knowledge within, the technology sector. Generally, such portfolio managers conduct their investment programs through unregistered investment funds (collectively, the "Investment Funds") in which the Fund invests as a limited partner or member along with other investors. The Fund commenced operations on April 1, 1999.

     The Fund's Board of Directors (the "Directors") has overall responsibility to manage and control the business affairs of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund's business. The Directors have engaged UBS Fund Advisor, L.L.C. (the "UBSFA" or "Manager"), a Delaware limited liability company and the Manager of the Fund, to provide investment advice regarding the selection of Investment Funds and to be responsible for the day-to-day management of the Fund.

     The Manager is a direct wholly-owned subsidiary of UBS Americas, Inc., which is a wholly-owned subsidiary of UBS AG, and is registered as an investment adviser under the Investment Advisers Act of 1940, as amended.

     Initial and additional applications for interests by eligible investors may be accepted at such times as the Manager may determine and are generally accepted monthly. The Fund reserves the right to reject any application for interests in the Fund.

     The Fund from time to time may offer to repurchase interests pursuant to written tenders to Members. These repurchases will be made at such times and on such terms as may be determined by the Directors, in their complete and exclusive discretion. The Manager expects that generally, it will recommend to the Directors that the Fund offer to repurchase interests from Members twice in each year, near mid-year and year-end. Members can only transfer or assign their membership interests, or a portion thereof, (i) by operation of law pursuant to the death, bankruptcy, insolvency or dissolution of a Member, or (ii) with the written approval of the Directors, which may be withheld in their sole and absolute discretion. Such transfers may be made even if the balance of the capital account to such transferee is equal to or less than the transferor's initial capital contribution.

2.   SIGNIFICANT ACCOUNTING POLICIES

     A. PORTFOLIO VALUATION

     Net asset value of the Fund is determined by or at the direction of the Manager as of the close of business at the end of any fiscal period in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Directors.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     A. PORTFOLIO VALUATION (CONTINUED)

     The Fund's investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate. The Fund's investments in Investment Funds are carried at fair value as determined by the Fund's pro-rata interest in the net assets of each Investment Fund. All valuations utilize financial information supplied by each Investment Fund and are net of management and performance incentive fees or allocations payable to the Investment Funds' managers or pursuant to the Investment Funds' agreements. The Fund's valuation procedures require the Manager to consider all relevant information available at the time the Fund values its portfolio. The Manager and/or the Directors will consider such information and consider whether it is appropriate, in light of all relevant circumstances, to value such a position at its net asset value as reported or whether to adjust such value. The underlying investments of each Investment Fund are accounted for at fair value as described in each Investment Fund's financial statements. (See Schedule of Portfolio Investments)

     Distributions received or withdrawals from Investment Funds, whether in the form of cash or securities, are first applied as a reduction of the investment's cost.

     B. INCOME RECOGNITION

     Interest income is recorded on the accrual basis. Realized gains and losses from Investment Fund transactions are calculated on the identified cost basis.

     C. FUND COSTS

     The Fund bears all expenses incurred in its business, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Fund's account; legal fees; accounting and auditing fees; custodial fees; costs of computing the Fund's net asset value; costs of insurance; registration expenses; certain organization costs; due diligence, including travel and related expenses; expenses of meetings of Directors and Members; all costs with respect to communications to Members; and other types of expenses approved by the Directors. Offering costs are charged to capital as incurred.

     D. INCOME TAXES

     No provision for the payment of Federal, state or local income taxes has been provided, since the Fund is not subject to income tax. Each Member is individually required to report on its own tax return its distributive share of the Fund's taxable income or loss.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

2.   SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

     E. CASH AND CASH EQUIVALENTS

     Cash and cash equivalents consist of monies invested in a PNC Bank, NA account which pays money market rates and are accounted for at cost plus accrued interest which is included in interest receivable on the Statement of Assets, Liabilities and Members' Capital.

     F. REPURCHASE AGREEMENTS

     From time to time the Fund may enter into repurchase agreements. In connection with such transactions it is the Fund's policy that its Custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral by the Fund may be delayed or limited. As of June 30, 2007, there were no outstanding repurchase agreements.

     G. USE OF ESTIMATES

     The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires the Manager to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. The Manager believes that the estimates utilized in preparing the Fund's financial statements are reasonable and prudent; however, actual results could differ from these estimates.

3.   RELATED PARTY TRANSACTIONS

     UBSFA provides certain management and administrative services to the Fund, including, among other things, providing office space and other support services. In consideration for such services, the Fund pays UBSFA a monthly management fee (the "Fee") at an annual rate of 1% of the Fund's net assets, excluding assets attributable to the Manager's capital account. The Fee is paid to UBSFA out of the Fund's assets and debited against the Members' capital accounts, excluding the Manager's capital account. A portion of the fee is paid by UBSFA to its affiliates.

     UBS Financial Services Inc. ("UBS FSI"), a wholly-owned subsidiary of UBS Americas, Inc., acts as a placement agent for the Fund, without special compensation from the Fund, and bears its own costs associated with its activities as placement agent. Placement fees, if any, charged on contributions are debited against the contribution amounts, to arrive at a net subscription amount. The placement fee does not constitute assets of the Fund.

     The net increase (or decrease) in members' capital derived from operations (net income or loss) is initially allocated to the capital accounts of all Members on a pro-rata basis, other than the Fee which is similarly allocated to all Members other than the Manager as described above. In accordance with the Limited Liability Company Agreement, the Manager is then allocated an amount based on the

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

3.   RELATED PARTY TRANSACTIONS (CONTINUED)

     performance  of the Fund  (the  "Performance  Bonus")  for the  Measurement
     Period, as defined in the Confidential Memorandum (i.e., the period commencing on the admission of a Member to the Fund, and thereafter each period commencing on the day following the last Measurement Period and ending generally on the first to occur of (1) a fiscal year-end or (2) a whole or partial redemption). The Performance Bonus is calculated separately with respect to each Member.

     The Performance Bonus is equal to 1% of the balance of the Member's capital account at the end of the Measurement Period, provided that appreciation in the Member's capital account (net of any Performance Bonus) exceeds the Member's threshold return. The threshold return is the amount that a Member would have earned for a fiscal year if it had received an annualized rate of return of 20% on its opening capital account balance, as adjusted. No Performance Bonus was earned for the period from January 1, 2007 to June 30, 2007.

     Each Director of the Fund receives a retainer of $7,500 plus a fee for each meeting attended. All Directors are reimbursed by the Fund for all reasonable out-of-pocket expenses. Total amounts expensed by the Fund related to Directors for the period from January 1, 2007 to June 30, 2007 were $17,009.

     Other investment partnerships sponsored by UBS Americas or its affiliates may also maintain investment interests in the Investment Funds owned by the Fund.

4.   ADMINISTRATION AND CUSTODIAN FEES

     PFPC Trust Company (an affiliate of PNC Bank, NA) serves as custodian (the "Custodian") of the Fund's assets and provides custodial services for the Fund.

     PFPC Inc. (also an affiliate of PNC Bank, NA) serves as Administrator and Accounting Agent to the Fund and in that capacity provides certain administrative, accounting, record keeping, tax and investor related services. PFPC Inc. receives a monthly fee primarily based upon (i) the average net assets of the Fund, subject to a minimum monthly fee, and (ii) the aggregate net assets of the Fund and certain other investment funds sponsored or advised by UBS Americas, Inc. or it affiliates. Additionally, the Fund reimburses certain out of pocket expenses incurred by PFPC Inc.

5.   CREDIT FACILITY

     Effective July 1, 2006, the Fund, along with other UBS sponsored funds, entered into a $200,000,000 committed, unsecured revolving line of credit with Harris Trust and Savings Bank. Under the most restrictive arrangement, the Fund may borrow an amount that combined with the other borrowings of the Fund would not exceed 20% of its net assets. The Fund's borrowing capacity is also limited to the portion of the unused line of credit at any point in time. The Fund is only liable under the line of credit to the extent of its own borrowing there under. The interest rate on the borrowing is based on the Federal Funds rate plus 150 basis points per annum. The expiration date of such credit agreements is July 31, 2007. The committed facility also requires a fee to be paid by the Fund, on a pro-rata basis, based on the amount of the aggregate commitment which has not been utilized of 25 basis points per annum. For the period from January 1, 2007 to June 30, 2007, the Fund's average interest rate paid on borrowings was 6.75% per annum and the average borrowings outstanding were $124,807. The Fund

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

5.   CREDIT FACILITY (CONTINUED)

     had $4,610,000 in borrowings outstanding at June 30, 2007. Interest expense for the period from January 1, 2007 to June 30, 2007 was $4,236, of which $1,729 was payable at period end. See Subsequent Event for further information.

6.   SECURITIES TRANSACTIONS

     Aggregate purchases and proceeds from sales of Investment Funds for the period from January 1, 2007 to June 30, 2007 amounted to $25,500,000 and $21,007,963, respectively.

     The cost of investments for Federal income tax purposes is adjusted for items of taxable income allocated to the Fund from the Investment Funds. The allocated taxable income is reported to the Fund by the Investment Funds on Schedule K-1.

7.   INVESTMENTS

     As of June 30, 2007, the Fund had investments in Investment Funds, none of which were related parties. The Fund's investments are summarized below based on the investment objectives of the specific Investment Funds at June 30, 2007.

               Investment Objective             Cost            Fair Value
               --------------------             ----            ----------
                 Long/Short Equity         $155,950,000        $303,092,774

     The agreements related to investments in Investment Funds provide for compensation to the general partners/managers in the form of management fees of 1% to 2% (per annum) of net assets and performance incentive fees or allocations of 20% of net profits earned.

8.   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

     In the normal course of business, the Investment Funds in which the Fund invests trade various financial instruments and enter into various investment activities with off-balance sheet risk. These include, but are not limited to, short selling activities, writing option contracts, contracts for differences, and equity swaps. The Fund's risk of loss in these Investment Funds is limited to the value of these investments as reported by the Fund.

9.   INDEMNIFICATION

     In the ordinary course of business, the Fund may enter into contracts or agreements that contain indemnifications or warranties. Future events could occur that lead to the execution of these provisions against the Fund. Based on its history and experience, management feels the likelihood of such an event is remote.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

10.  NEW ACCOUNTING PRONOUNCEMENTS

     On September 20, 2006, the FASB released Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("FAS 157"). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair-value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.

                                                                     (UNAUDITED)
--------------------------------------------------------------------------------
                                    PERIOD FROM JANUARY 1, 2007 TO JUNE 30, 2007
--------------------------------------------------------------------------------

11.  FINANCIAL HIGHLIGHTS

     The following represents the ratios to average net assets and other supplemental information for the periods indicated:


                                             PERIOD FROM
                                           JANUARY 1, 2007
                                           TO JUNE 30, 2007                          YEARS ENDED DECEMBER 31,
                                               UNAUDITED         2006            2005           2004          2003          2002
                                               ---------         ----            ----           ----          ----          ----
         Ratio of net investment loss to
         average net assets****                 (1.12)%*        (1.16)%         (1.23)%        (1.19)%       (1.14)%       (1.11)%

         Ratio of total expenses to average
         net assets****,*****                    1.26%*          1.21%           1.30%          1.23%         1.22%         1.16%

         Portfolio turnover rate                 7.30%           6.31%          18.08%         10.84%        27.53%        26.80%
         Total return pre incentive
         allocation*****                        10.33%          19.14%          13.27%          1.82%         3.02%        (1.90)%

         Total return post incentive
         allocation***                          10.33%          19.14%          13.27%          1.82%         3.02%        (1.90)%

         Average debt ratio****                  0.04%           0.00%           0.22%          0.04%           --            --

         Net asset value at end of period     301,989,489     $281,221,514   $255,204,855   $309,564,962  $503,380,100  $653,040,209



         *    Annualized
        **    Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund. An individual member's ratios and return may vary from the above based on incentive allocation, if applicable and the timing of capital transactions.
       ***    Total return assumes a purchase of an interest in the Fund at the beginning of the period and a sale of the Fund interest on the last day of the period noted, after Performance Bonus to the Manager, and does not reflect the deduction of placement fees, if any, incurred when subscribing to the Fund.
      ****    The average net assets used in the above ratios are calculated using pre-tender net assets.
     *****    Ratio of total expenses to average net assets after incentive allocation to the Manager may vary from the above for individual Members due to incentive allocation if applicable and timing of capital transactions.

12.  SUBSEQUENT EVENT

     The Fund, along with other UBS sponsored funds, renewed its $200,000,000 unsecured revolving line of credit with Bank of Montreal - Chicago Branch, which is the Illinois branch of the parent to Harris Trust and Savings Bank. The expiration date of such credit agreement is July 31, 2008.

                                                 UBS TECHNOLOGY PARTNERS, L.L.C.
                                               SCHEDULE OF PORTFOLIO INVESTMENTS
                                                                     (UNAUDITED)
--------------------------------------------------------------------------------

                                                                   JUNE 30, 2007

--------------------------------------------------------------------------------


                                                                                        REALIZED AND
                                                                                         UNREALIZED
                                                                               % OF     GAIN/(LOSS)
                                                                 FAIR        MEMBERS'       FROM                          LOCK
INVESTMENT FUNDS:                               COST            VALUE        CAPITAL    INVESTMENTS       LIQUIDITY       UP**
-----------------------------------------  ------------     ------------     --------   -------------   ------------      ----
Artis Microcap Qualified Fund L.P.         $  2,400,000     $  5,954,473      1.97%     $   983,348       Quarterly        X
Artis Technology Qualified Partners, L.P.  $  4,250,000     $ 24,006,177      7.95%       7,768,719       Quarterly
Artis Technology Qualified 2X, L.P.        $ 10,750,000     $ 18,026,364      5.97%      (2,347,088)      Quarterly
Coatue Qualified Partners, L.P.            $  3,500,000     $ 19,297,968      6.39%       3,193,528       Quarterly
DunDonald Fund I LP                        $ 10,000,000     $ 10,215,552      3.38%         215,552       Quarterly
Intrepid Capital Fund (QP), L.P.           $         --     $  9,191,531      3.04%         330,315       Quarterly
Intrepid Capital Multi-Sector Fund LP.     $ 10,000,000     $ 11,984,186      3.97%         655,062       Quarterly        X
Loch Fund, L.P.                            $ 22,550,000     $ 34,353,968     11.38%       1,586,860       Quarterly
Mosaic Technology Fund, L.P.               $         --     $     27,954      0.01%              --           *
Seligman Technology                        $ 15,000,000     $ 21,943,197      7.27%       1,468,232       Quarterly
Seligman Tech Ltd                          $  7,000,000     $ 10,947,777      3.63%         740,406       Quarterly
Shannon River Partner II L.P.              $ 12,500,000     $ 17,116,367      5.67%       1,608,826       Quarterly
Sidus Investments, Ltd. Series A1          $ 12,000,000     $ 15,931,281      5.28%         136,343       Quarterly
Special Situation                          $ 10,000,000     $ 11,241,147      3.72%         190,446     Semi Annually
TCS Capital II, L.P.                       $ 13,000,000     $ 42,325,406     14.02%       6,794,770        Annually
Tiger Technology Fund, L.P.                $ 10,000,000     $ 37,529,426     12.43%       6,013,231        Annually
Tracer Capital Partners                    $ 13,000,000     $ 13,000,000      4.29%              --       Quarterly
Redeemed Investment Funds                                                                 1,831,157
                                           ------------     ------------    ------      -----------
TOTAL                                      $155,950,000     $303,092,774    100.37%     $31,169,707
                                           ============     ============    ======      ===========

*   The liquidity of the Fund's investments is driven by the Investment Fund's ability to liquidate its Private Investments.
**  The Investment Fund provides for periodic redemptions. As of June 30, 2007, the Fund was subject to lock up provisions of up to three years from initial investment.

    The preceding notes are an integral part of these financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. SCHEDULE OF INVESTMENTS.

Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)  Not applicable.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant's most recently filed annual report on Form N-CSR.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)    Not applicable.

     (a)(2)    Certifications  pursuant to Rule 30a-2(a)  under the 1940 Act and
               Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)    Not applicable.

     (b)       Not applicable.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               UBS Technology Partners Fund L.L.C.
                         -------------------------------------------------------

By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date          August 24, 2007
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Douglas Lindgren
                         -------------------------------------------------------
                           Douglas Lindgren, Principal Executive Officer (principal executive officer)

Date          August 24, 2007
    ----------------------------------------------------------------------------


By (Signature and Title)*  /s/ Robert Aufenanger
                         -------------------------------------------------------
                           Robert Aufenanger, Principal Accounting Officer (principal financial officer)

Date          August 24, 2007
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.